Revenue Attributed to Countries (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue:
Revenues		$ 428,311	$ 374,073	$ 407,113
United States
Revenue:
Revenues		231,540	189,421	202,012
United Kingdom
Revenue:
Revenues		58,481	53,353	56,220
Netherlands
Revenue:
Revenues		9,299	8,561	10,178
Other Countries
Revenue:
Revenues	[1]	$ 128,991	$ 122,738	$ 138,703

[1]	No individual country represented more than 10% of the respective totals.